Statements of Earnings - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
SALES	$ 39,702,714	$ 37,752,173
COST OF SALES:
Purchases	23,972,797	24,167,798
Freight	3,893,847	2,099,511
Total Cost of Sales	27,866,644	26,267,309
GROSS PROFIT	11,836,070	11,484,864
OPERATING EXPENSES:
General and Administrative Expenses	12,273,949	9,994,891
Total Operating Expenses	12,273,949	9,994,891
EARNINGS (LOSS) FROM OPERATIONS	(437,879)	1,489,973
OTHER INCOME AND (EXPENSE):
Other Expense	(83,148)
Other Income	15,366	10,000
PPP Loan Forgiveness	770,062
Interest Expense	(136,661)	(49,457)
Total Other Income and Expenses	565,619	(39,457)
INCOME BEFORE INCOME TAXES	127,740	1,450,516
PROVISION FOR INCOME TAXES:	(107,500)	422,236
NET EARNINGS	$ 235,240	$ 1,028,280
NET EARNINGS PER COMMON SHARE
Basic (in Dollars per share)	$ 0.02	$ 0.1
Diluted (in Dollars per share)	$ 0.01	$ 0.1
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING
Basic (in Shares)	10,928,043	10,000,000
Diluted (in Shares)	21,023,688	10,000,000